Filed under Rule 497(e)

Registration No. 333-53589

VALIC COMPANY II

Supplement to the Statement of Additional Information (“SAI”)

dated January 1, 2015, as supplemented to date

Under the heading MANAGEMENT OF VC II, under the section Officers the chart is revised to delete Nori L. Gabert as Chief Legal Officer, Vice President and Secretary; to add Kathleen Fuentes as Chief Legal Officer, Vice President and Secretary; to delete John Smith as Assistant Treasurer; and to add Daniel Subea as Assistant Treasurer.

Date: August 11, 2015